UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clovis Capital Management, L.P.
Address: 640 Fifth Avenue
         14th Floor
         New York, NY  10019

13F File Number:  28-10654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Podell
Title:     Chief Financial Officer
Phone:     (212) 332-1912

Signature, Place, and Date of Signing:

     /s/ Jeffrey Podell     New York, NY     November 09, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $1,843,234 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC                COM             02209S103    60609   871700 SH       SOLE                   871700        0        0
BALLY TECHNOLOGIES INC          COM             05874B107    71983  2031700 SH       SOLE                  2031700        0        0
CAPITALSOURCE INC               COM             14055X102    30247  1494400 SH       SOLE                  1494400        0        0
CONAGRA FOODS INC               COM             205887102    23420   896300 SH       SOLE                   896300        0        0
COVIDIEN LTD                    COM             G2552X108    58912  1419578 SH       SOLE                  1419578        0        0
CVS CAREMARK CORPORATION        COM             126650100    98104  2475500 SH       SOLE                  2475500        0        0
DIRECTV GROUP INC               COM             25459L106    12140   500000 SH  CALL SOLE                   500000        0        0
DIRECTV GROUP INC               COM             25459L106    90229  3716200 SH       SOLE                  3716200        0        0
DREAMWORKS ANIMATION SKG INC    CL A            26153C103    35789  1070900 SH       SOLE                  1070900        0        0
FISERV INC                      COM             337738108   131748  2590400 SH       SOLE                  2590400        0        0
HEWITT ASSOCS INC               COM             42822Q100   129240  3687300 SH       SOLE                  3687300        0        0
IMS HEALTH INC                  COM             449934108    57101  1863600 SH       SOLE                  1863600        0        0
INVESCO PLC                     SPONSORED ADR   46127U104     8840   323800 SH       SOLE                   323800        0        0
KINETIC CONCEPTS INC            COM NEW         49460W208    80687  1433663 SH       SOLE                  1433663        0        0
KINETIC CONCEPTS INC            COM NEW         49460W208     5628   100000 SH  CALL SOLE                   100000        0        0
LIBERTY MEDIA HLDG CORP         CAP COM SER A   53071M302    18725   150000 SH  CALL SOLE                   150000        0        0
LIBERTY MEDIA HLDG CORP         CAP COM SER A   53071M302   102851   823932 SH       SOLE                   823932        0        0
MCDERMOTT INTL INC              COM             580037109    27040   500000 SH       SOLE                   500000        0        0
MEDCO HEALTH SOLUTIONS INC      COM             58405U102    54234   600000 SH       SOLE                   600000        0        0
METROPCS COMMUNICATIONS INC     COM             591708102     1359    49800 SH       SOLE                    49800        0        0
MF GLOBAL LTD                   SHS             G60642108    78071  2692100 SH       SOLE                  2692100        0        0
NASDAQ STOCK MARKET INC         COM             631103108    83179  2207500 SH       SOLE                  2207500        0        0
NCR CORP NEW                    EX-DISTRIB      62886E116     2185    92000 SH       SOLE                    92000        0        0
NCR CORP NEW                    COM             62886E108   110397  2216800 SH       SOLE                  2216800        0        0
OPENWAVE SYS INC                COM NEW         683718308     9644  2201726 SH       SOLE                  2201726        0        0
PLAINS EXPL& PRODTN CO          COM             726505100   120729  2730200 SH       SOLE                  2730200        0        0
PLAINS EXPL& PRODTN CO          COM             726505100     4422   100000 SH  PUT  SOLE                   100000        0        0
QUALCOMM INC                    COM             747525103    75785  1793300 SH       SOLE                  1793300        0        0
QUESTAR CORP                    COM             748356102    99392  1892100 SH       SOLE                  1892100        0        0
THOMSON CORP                    COM             884903105    62643  1494000 SH       SOLE                  1494000        0        0
TIFFANY & CO NEW                COM             886547108    17014   325000 SH       SOLE                   325000        0        0
ZEBRA TECHNOLOGIES CORP         CL A            989207105    80887  2216700 SH       SOLE                  2216700        0        0